Summary of Significant Accounting Policies - Schedule of Net Revenues By Geographical Location of Customers (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 27,006,744	$ 3,842,298	¥ 40,595,916	¥ 78,335,376
PRC [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	23,675,156		24,986,453	57,485,526
Hong Kong [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,242,153		9,467,603	16,461
Singapore [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues			4,697,243	1,119,872
The United States [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	1,560,205		1,094,904	7,115,353
Others [Member]
Schedule of Net Revenues By Geographical Location of Customers [Line Items]
Net revenues	¥ 529,230		¥ 349,713	¥ 12,598,164